Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The Needham Funds, Inc.
Entity Central Index Key	0001002537
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Retail Class
Shareholder Report [Line Items]
Fund Name	Needham Growth Fund
Class Name	Retail Class
Trading Symbol	NEEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Needham Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$95	1.68%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the six-month period ended June 30, 2024, the Needham Growth Fund outperformed its benchmarks, the Russell 3000, the Russell MidCap Growth Index, and the S&P MidCap 400 Total Return Index.
The key factor affecting the Fund’s performance was stock selection. The top contributor was Super Micro Computer, Inc. (SMCI). Super Micro manufactures server racks used in data centers and saw strong demand from artificial intelligence (AI) applications. The Fund has owned Super Micro since 2009. None of the detractors was significant relative to the contribution from the contributors.
The Fund had significant inflows and ended June with 15.5% cash.
Investment Themes
The Fund’s major investment theme remains the importance of U.S. infrastructure. We are invested in the lesser-known “pick and shovel” providers behind engineering and manufacturing. Our portfolio companies sell into data centers, life sciences labs, semiconductor and other manufacturing plants, roads, airports, airbases, power plants, and more. The U.S. has underinvested in these areas, so there could be long tailwinds.
Four areas present throughout our portfolio are: 1) Semiconductor manufacturing, 2) Data Centers/AI processing, 3) U.S. manufacturing, and 4) Defense technology.
We believe the AI buildout is still in an early stage. Economic returns on AI projects could be substantial for productivity and the economy.
Our investment strategy is to invest in companies investing in new products and services and hold those that are successful. The Fund had trailing twelve-month turnover of 15%.
Macroeconomic Factors
At the start of 2024, the market expected the Federal Reserve to lower interest rates at least once in 2024. In the first half of 2024, the Fed did not lower rates and inflation remained at 3%, above the Fed’s 2% target. The delay in rate cuts was a headwind to equities in the second quarter. The market expects one rate cut in September and another in December.

Top Contributors
↑	Super Micro Computer, Inc.
↑	Nova, Ltd.
↑	Aspen Aerogels, Inc.
↑	FormFactor, Inc.
↑	Parsons Corp.

Top Detractors
↓	Vicor Corp.
↓	Akamai Technologies, Inc.
↓	Photronics, Inc.
↓	Unisys Corp.
↓	CryoPort, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	31.21	17.15	11.46
Russell 3000 Total Return	23.13	14.14	12.15
Russell Midcap Growth Total Return	15.05	9.93	10.51
S&P MidCap 400 Total Return Index	13.57	10.27	9.14

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.needhamfunds.com/resources-forms for more recent performance information. Visit www.needhamfunds.com/resources-forms for more recent performance information.
Net Assets	$ 235,401,285
Holdings Count | $ / shares	68
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$235,401,285
Number of Holdings	68
Portfolio Turnover	11%

Holdings [Text Block]

Top Sectors	(%) of net assets
Information Technology	51.7%
Industrials	10.6%
Health Care	8.7%
Materials	4.7%
Consumer Discretionary	3.7%
Communication Services	3.5%
Real Estate	0.5%
Energy	0.5%
Financials	0.3%
Cash & Other	15.8%

Top 10 Issuers	(%) of net assets
Dreyfus Treasury Securities Cash Management	15.5%
Super Micro Computer, Inc.	10.7%
Entegris, Inc.	5.4%
PDF Solutions, Inc.	4.4%
Nova, Ltd.	4.3%
Aspen Aerogels, Inc.	4.1%
Thermo Fisher Scientific, Inc.	3.8%
FormFactor, Inc.	2.8%
Parsons Corp.	2.8%
CarMax, Inc.	2.4%

Updated Prospectus Web Address	www.needhamfunds.com/resources-forms
Institutional Class
Shareholder Report [Line Items]
Fund Name	Needham Growth Fund
Class Name	Institutional Class
Trading Symbol	NEEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Needham Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	1.32%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the six-month period ended June 30, 2024, the Needham Growth Fund outperformed its benchmarks, the Russell 3000, the Russell MidCap Growth Index, and the S&P MidCap 400 Total Return Index.
The key factor affecting the Fund’s performance was stock selection. The top contributor was Super Micro Computer, Inc. (SMCI). Super Micro manufactures server racks used in data centers and saw strong demand from artificial intelligence (AI) applications. The Fund has owned Super Micro since 2009. None of the detractors was significant relative to the contribution from the contributors.
The Fund had significant inflows and ended June with 15.5% cash.
Investment Themes
The Fund’s major investment theme remains the importance of U.S. infrastructure. We are invested in the lesser-known “pick and shovel” providers behind engineering and manufacturing. Our portfolio companies sell into data centers, life sciences labs, semiconductor and other manufacturing plants, roads, airports, airbases, power plants, and more. The U.S. has underinvested in these areas, so there could be long tailwinds.
Four areas present throughout our portfolio are: 1) Semiconductor manufacturing, 2) Data Centers/AI processing, 3) U.S. manufacturing, and 4) Defense technology.
We believe the AI buildout is still in an early stage. Economic returns on AI projects could be substantial for productivity and the economy.
Our investment strategy is to invest in companies investing in new products and services and hold those that are successful. The Fund had trailing twelve-month turnover of 15%.
Macroeconomic Factors
At the start of 2024, the market expected the Federal Reserve to lower interest rates at least once in 2024. In the first half of 2024, the Fed did not lower rates and inflation remained at 3%, above the Fed’s 2% target. The delay in rate cuts was a headwind to equities in the second quarter. The market expects one rate cut in September and another in December.

Top Contributors
↑	Super Micro Computer, Inc.
↑	Nova, Ltd.
↑	Aspen Aerogels, Inc.
↑	FormFactor, Inc.
↑	Parsons Corp.

Top Detractors
↓	Vicor Corp.
↓	Akamai Technologies, Inc.
↓	Photronics, Inc.
↓	Unisys Corp.
↓	CryoPort, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class (without sales charge)	31.66	17.65	14.64
Russell 3000 Total Return	23.13	14.14	13.82
Russell Midcap Growth Total Return	15.05	9.93	12.48
S&P MidCap 400 Total Return Index	13.57	10.27	9.60

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.needhamfunds.com/resources-forms for more recent performance information. Visit www.needhamfunds.com/resources-forms for more recent performance information.
Net Assets	$ 235,401,285
Holdings Count | $ / shares	68
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$235,401,285
Number of Holdings	68
Portfolio Turnover	11%

Holdings [Text Block]

Top Sectors	(%) of net assets
Information Technology	51.7%
Industrials	10.6%
Health Care	8.7%
Materials	4.7%
Consumer Discretionary	3.7%
Communication Services	3.5%
Real Estate	0.5%
Energy	0.5%
Financials	0.3%
Cash & Other	15.8%

Top 10 Issuers	(%) of net assets
Dreyfus Treasury Securities Cash Management	15.5%
Super Micro Computer, Inc.	10.7%
Entegris, Inc.	5.4%
PDF Solutions, Inc.	4.4%
Nova, Ltd.	4.3%
Aspen Aerogels, Inc.	4.1%
Thermo Fisher Scientific, Inc.	3.8%
FormFactor, Inc.	2.8%
Parsons Corp.	2.8%
CarMax, Inc.	2.4%

Updated Prospectus Web Address	www.needhamfunds.com/resources-forms
Retail Class
Shareholder Report [Line Items]
Fund Name	Needham Aggressive Growth Fund
Class Name	Retail Class
Trading Symbol	NEAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Needham Aggressive Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$89	1.66%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the six-month period ended June 30, 2024, the Needham Aggressive Growth Fund outperformed its benchmarks, the Russell 3000 and the Russell 2000 Growth Index.
The key factor affecting the Fund’s performance was stock selection. The top contributor was Super Micro Computer, Inc. (SMCI). Super Micro manufactures server racks used in data centers and saw strong demand from artificial intelligence (AI) applications. The Fund has owned Super Micro since 2009. None of the detractors was significant relative to the contribution from the contributors.
The Fund had significant inflows and ended June with 15.0% cash.
Investment Themes
The Fund’s major investment theme remains the importance of U.S. infrastructure. We are invested in the lesser-known “pick and shovel” providers behind engineering and manufacturing. Our portfolio companies sell into data centers, life sciences labs, semiconductor and other manufacturing plants, roads, airports, airbases, power plants, and more. The U.S. has underinvested in these areas, so there could be long tailwinds.
Four areas present throughout our portfolio are: 1) Semiconductor manufacturing, 2) Data Centers/AI processing, 3) U.S. manufacturing, and 4) Defense technology.
We believe the AI buildout is still in an early stage. Economic returns on AI projects could be substantial for productivity and the economy.
Our investment strategy is to invest in companies investing in new products and services and hold those that are successful. The Fund had trailing twelve-month turnover of 8%.
Macroeconomic Factors
At the start of 2024, the market expected the Federal Reserve to lower interest rates at least once in 2024. In the first half of 2024, the Fed did not lower rates and inflation remained at 3%, above the Fed’s 2% target. The delay in rate cuts was a headwind to equities in the second quarter. The market expects one rate cut in September and another in December.

Top Contributors
↑	Super Micro Computer, Inc.
↑	Vital Farms, Inc.
↑	Aspen Aerogels, Inc.
↑	Vertiv Holdings Co.
↑	Nova, Ltd.

Top Detractors
↓	Unisys Corp.
↓	Vicor Corp.
↓	FARO Technologies, Inc.
↓	nLight, Inc.
↓	American Software, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	25.73	23.24	14.24
Russell 3000 Total Return	23.13	14.14	12.15
Russell 2000 Growth Total Return	9.14	6.17	7.39

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.needhamfunds.com/resources-forms for more recent performance information. Visit www.needhamfunds.com/resources-forms for more recent performance information.
Net Assets	$ 801,616,049
Holdings Count | $ / shares	87
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$801,616,049
Number of Holdings	87
Portfolio Turnover	13%

Holdings [Text Block]

Top Sectors	(%) of net assets
Information Technology	42.5%
Industrials	20.8%
Materials	7.7%
Consumer Discretionary	7.2%
Consumer Staples	4.3%
Health Care	2.3%
Energy	0.7%
Real Estate	0.5%
Financials	0.4%
Cash & Other	13.6%

Top 10 Issuers	(%) of net assets
Dreyfus Treasury Securities Cash Management	15.0%
Super Micro Computer, Inc.	6.9%
PDF Solutions, Inc.	4.0%
Aspen Aerogels, Inc.	3.8%
Vertiv Holdings Co.	2.7%
Vital Farms, Inc.	2.4%
Vishay Precision Group, Inc.	2.1%
Asure Software, Inc.	2.1%
Vicor Corp.	2.1%
Thermon Group Holdings, Inc.	2.1%

Updated Prospectus Web Address	www.needhamfunds.com/resources-forms
Institutional Class
Shareholder Report [Line Items]
Fund Name	Needham Aggressive Growth Fund
Class Name	Institutional Class
Trading Symbol	NEAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Needham Aggressive Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	1.18%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the six-month period ended June 30, 2024, the Needham Aggressive Growth Fund outperformed its benchmarks, the Russell 3000 and the Russell 2000 Growth Index.
The key factor affecting the Fund’s performance was stock selection. The top contributor was Super Micro Computer, Inc. (SMCI). Super Micro manufactures server racks used in data centers and saw strong demand from artificial intelligence (AI) applications. The Fund has owned Super Micro since 2009. None of the detractors was significant relative to the contribution from the contributors.
The Fund had significant inflows and ended June with 15.0% cash.
Investment Themes
The Fund’s major investment theme remains the importance of U.S. infrastructure. We are invested in the lesser-known “pick and shovel” providers behind engineering and manufacturing. Our portfolio companies sell into data centers, life sciences labs, semiconductor and other manufacturing plants, roads, airports, airbases, power plants, and more. The U.S. has underinvested in these areas, so there could be long tailwinds.
Four areas present throughout our portfolio are: 1) Semiconductor manufacturing, 2) Data Centers/AI processing, 3) U.S. manufacturing, and 4) Defense technology.
We believe the AI buildout is still in an early stage. Economic returns on AI projects could be substantial for productivity and the economy.
Our investment strategy is to invest in companies investing in new products and services and hold those that are successful. The Fund had trailing twelve-month turnover of 8%.
Macroeconomic Factors
At the start of 2024, the market expected the Federal Reserve to lower interest rates at least once in 2024. In the first half of 2024, the Fed did not lower rates and inflation remained at 3%, above the Fed’s 2% target. The delay in rate cuts was a headwind to equities in the second quarter. The market expects one rate cut in September and another in December.

Top Contributors
↑	Super Micro Computer, Inc.
↑	Vital Farms, Inc.
↑	Aspen Aerogels, Inc.
↑	Vertiv Holdings Co.
↑	Nova, Ltd.

Top Detractors
↓	Unisys Corp.
↓	Vicor Corp.
↓	FARO Technologies, Inc.
↓	nLight, Inc.
↓	American Software, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class (without sales charge)	26.42	23.99	17.39
Russell 3000 Total Return	23.13	14.14	13.82
Russell 2000 Growth Total Return	9.14	6.17	8.14

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.needhamfunds.com/resources-forms for more recent performance information. Visit www.needhamfunds.com/resources-forms for more recent performance information.
Net Assets	$ 801,616,049
Holdings Count | $ / shares	87
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$801,616,049
Number of Holdings	87
Portfolio Turnover	13%

Holdings [Text Block]

Top Sectors	(%) of net assets
Information Technology	42.5%
Industrials	20.8%
Materials	7.7%
Consumer Discretionary	7.2%
Consumer Staples	4.3%
Health Care	2.3%
Energy	0.7%
Real Estate	0.5%
Financials	0.4%
Cash & Other	13.6%

Top 10 Issuers	(%) of net assets
Dreyfus Treasury Securities Cash Management	15.0%
Super Micro Computer, Inc.	6.9%
PDF Solutions, Inc.	4.0%
Aspen Aerogels, Inc.	3.8%
Vertiv Holdings Co.	2.7%
Vital Farms, Inc.	2.4%
Vishay Precision Group, Inc.	2.1%
Asure Software, Inc.	2.1%
Vicor Corp.	2.1%
Thermon Group Holdings, Inc.	2.1%

Updated Prospectus Web Address	www.needhamfunds.com/resources-forms
Retail Class
Shareholder Report [Line Items]
Fund Name	Needham Small Cap Growth Fund
Class Name	Retail Class
Trading Symbol	NESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Needham Small Cap Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$92	1.78%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the six-month period ended June 30, 2024, the Needham Small Cap Growth Fund outperformed the Russell 2000 Growth Index and underperformed the broad-based Russell 3000, as larger cap companies outperformed smaller cap stocks.
The key factor affecting the Fund’s performance was stock selection. The top contributing stock was Aspen Aerogels, Inc. (ASPN). Aspen Aerogels designs, develops and manufactures aerogel insulation used primarily in the energy infrastructure and building materials markets. It has significant opportunities within the automotive industry as the growth of electric vehicles continues. The ten bottom-performing stocks combined detracted from performance the same amount that Aspen Aerogels contributed to performance.
Investment Themes
Technology remains a long-term strength of the economy, and there are major secular trends that remain in place to support continued growth. Areas of long-term investment that we continue to like are mobile electrification, communications infrastructure, defense, AI, cloud computing, 5G devices and wireless connectivity, software and security, and specialty material manufacturers.
Macroeconomic Factors
The economy continued to digest the impact of higher interest rates. Global economic growth slowed as the impact of the higher cost of capital filtered throughout the economy. Inflation significantly improved, but the headwinds of elevated costs in housing, food, and labor remained a challenge. We anticipate the Federal Reserve will begin to cut interest rates later in the year.

Top Contributors
↑	Aspen Aerogels, Inc.
↑	MKS Instruments, Inc.
↑	AXT, Inc.
↑	TTM Technologies, Inc.
↑	Pure Storage, Inc.

Top Detractors
↓	Cambium Networks Corp.
↓	Vicor Corp.
↓	ADTRAN Holdings, Inc.
↓	nLight, Inc.
↓	Viasat, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	11.99	12.79	11.82
Russell 3000 Total Return	23.13	14.14	12.15
Russell 2000 Growth Total Return	9.14	6.17	7.39

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.needhamfunds.com/resources-forms for more recent performance information. Visit www.needhamfunds.com/resources-forms for more recent performance information.
Net Assets	$ 165,695,958
Holdings Count | $ / shares	54
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$165,695,958
Number of Holdings	54
Portfolio Turnover	13%

Holdings [Text Block]

Top Sectors	(%) of net assets
Information Technology	70.5%
Industrials	9.6%
Materials	7.1%
Health Care	2.2%
Consumer Discretionary	1.1%
Energy	0.5%
Cash & Other	9.0%

Top 10 Issuers	(%) of net assets
Dreyfus Treasury Securities Cash Management	8.9%
Aspen Aerogels, Inc.	7.1%
Zuora, Inc.	4.6%
TTM Technologies, Inc.	4.4%
Harmonic, Inc.	4.3%
Calix, Inc.	3.7%
PDF Solutions, Inc.	3.7%
Vicor Corp.	3.7%
nLight, Inc.	3.7%
Lumentum Holdings, Inc.	3.1%

Updated Prospectus Web Address	www.needhamfunds.com/resources-forms
Institutional Class
Shareholder Report [Line Items]
Fund Name	Needham Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	NESIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Needham Small Cap Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.18%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
Performance
For the six-month period ended June 30, 2024, the Needham Small Cap Growth Fund outperformed the Russell 2000 Growth Index and underperformed the broad-based Russell 3000, as larger cap companies outperformed smaller cap stocks.
The key factor affecting the Fund’s performance was stock selection. The top contributing stock was Aspen Aerogels, Inc. (ASPN). Aspen Aerogels designs, develops and manufactures aerogel insulation used primarily in the energy infrastructure and building materials markets. It has significant opportunities within the automotive industry as the growth of electric vehicles continues. The ten bottom-performing stocks combined detracted from performance the same amount that Aspen Aerogels contributed to performance.
Investment Themes
Technology remains a long-term strength of the economy, and there are major secular trends that remain in place to support continued growth. Areas of long-term investment that we continue to like are mobile electrification, communications infrastructure, defense, AI, cloud computing, 5G devices and wireless connectivity, software and security, and specialty material manufacturers.
Macroeconomic Factors
The economy continued to digest the impact of higher interest rates. Global economic growth slowed as the impact of the higher cost of capital filtered throughout the economy. Inflation significantly improved, but the headwinds of elevated costs in housing, food, and labor remained a challenge. We anticipate the Federal Reserve will begin to cut interest rates later in the year.

Top Contributors
↑	Aspen Aerogels, Inc.
↑	MKS Instruments, Inc.
↑	AXT, Inc.
↑	TTM Technologies, Inc.
↑	Pure Storage, Inc.

Top Detractors
↓	Cambium Networks Corp.
↓	Vicor Corp.
↓	ADTRAN Holdings, Inc.
↓	nLight, Inc.
↓	Viasat, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class (without sales charge)	12.64	13.44	13.64
Russell 3000 Total Return	23.13	14.14	13.82
Russell 2000 Growth Total Return	9.14	6.17	8.14

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.needhamfunds.com/resources-forms for more recent performance information. Visit www.needhamfunds.com/resources-forms for more recent performance information.
Net Assets	$ 165,695,958
Holdings Count | $ / shares	54
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$165,695,958
Number of Holdings	54
Portfolio Turnover	13%

Holdings [Text Block]

Top Sectors	(%) of net assets
Information Technology	70.5%
Industrials	9.6%
Materials	7.1%
Health Care	2.2%
Consumer Discretionary	1.1%
Energy	0.5%
Cash & Other	9.0%

Top 10 Issuers	(%) of net assets
Dreyfus Treasury Securities Cash Management	8.9%
Aspen Aerogels, Inc.	7.1%
Zuora, Inc.	4.6%
TTM Technologies, Inc.	4.4%
Harmonic, Inc.	4.3%
Calix, Inc.	3.7%
PDF Solutions, Inc.	3.7%
Vicor Corp.	3.7%
nLight, Inc.	3.7%
Lumentum Holdings, Inc.	3.1%

Updated Prospectus Web Address	www.needhamfunds.com/resources-forms